Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended		108 Months Ended	114 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2020
Operating expenses:
General and administrative	$ 670		$ 580		$ 1,125	$ 883	$ 1,973	$ 2,108
Research and development	434		508		1,032	858	2,349	1,783
Operating loss	(1,104)		(1,088)		(2,157)	(1,741)	(4,322)	(3,891)
Other (expense) income:
Interest expense	(4)		(1,152)		(9)	(2,184)	(2,194)	(1,814)
Other (expense) income	649		(101)		(184)	(68)	(99)	(508)
Total other income (expense)	645		(1,253)		(193)	(2,252)	(2,293)	(2,268)
Loss before income tax benefit	(459)		(2,341)		(2,350)	(3,993)	(6,615)	(6,159)
Income tax benefit	40		70		133	141	415	254
Net loss	(419)	$ (1,798)	(2,271)	$ (1,581)	(2,217)	(3,852)	(6,200)	(5,905)	$ (41,300)	$ (43,500)
Foreign currency translation adjustment	(715)	$ 797	49	$ (32)	82	17	22	448
Comprehensive loss	$ (1,134)		$ (2,222)		$ (2,135)	$ (3,835)	$ (6,178)	$ (5,457)
Basic and diluted net loss per share (in dollars per share)	$ (0.06)		$ (0.45)		$ (0.33)	$ (0.76)	$ (1.09)	$ (1.27)
Weighted average shares outstanding - basic and diluted (in shares)	6,732,470		5,070,341		6,681,889	5,071,378	5,700,314	4,662,080